Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Royalties	Future minimum royalties are as follows as of March 31, 2024:
Remainder of 2024	$187,500
2025 and each year through the date the patents expire	300,000